UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $210,185 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307    12812   349200 SH       SOLE                   349200
ANCESTRY COM INC               COM              032803108    17276   417400 SH       SOLE                   417400
BANKRATE INC                   COM              06647F102     8290   500000 SH       SOLE                   500000
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     2654   134400 SH       SOLE                   134400
CHANGYOU COM LTD               ADS REP CL A     15911M107    24115   547700 SH       SOLE                   547700
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109     1680    94400 SH       SOLE                    94400
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     2350   185000 SH       SOLE                   185000
CLEARWIRE CORP NEW             CL A             18538Q105     2533   670200 SH       SOLE                   670200
COINSTAR INC                   COM              19259P300     3927    72000 SH       SOLE                    72000
ELONG INC                      SPONSORED ADR    290138205     2257   100000 SH       SOLE                   100000
ENTERCOM COMMUNICATIONS CORP   CL A             293639100     3520   405500 SH       SOLE                   405500
EXPEDIA INC DEL                COM              30212P105     1536    53000 SH       SOLE                    53000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     4696   151000 SH       SOLE                   151000
GEEKNET INC                    COM NEW          36846Q203    11135   416745 SH       SOLE                   416745
GLU MOBILE INC                 COM              379890106     1412   268000 SH       SOLE                   268000
HSN INC                        COM              404303109     4938   150000 SH       SOLE                   150000
INFORMATION SERVICES GROUP I   COM              45675Y104     3869  2186023 SH       SOLE                  2186023
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     4846   424000 SH       SOLE                   424000
KIT DIGITAL INC                COM NEW          482470200     1287   107800 SH       SOLE                   107800
LAS VEGAS SANDS CORP           COM              517834107     5361   127000 SH       SOLE                   127000
MELCO CROWN ENTMT LTD          ADR              585464100     3448   270000 SH       SOLE                   270000
MOVE INC COM                   COM              62458M108    18930  8643887 SH       SOLE                  8643887
RACKSPACE HOSTING INC          COM              750086100    11347   265500 SH       SOLE                   265500
SAPIENT CORP                   COM              803062108     9768   649900 SH       SOLE                   649900
SHUTTERFLY INC                 COM              82568P304     4881    85000 SH       SOLE                    85000
SOHU COM INC                   COM              83408W103     7082    98000 SH       SOLE                    98000
SRS LABS INC                   COM              78464M106     6950   724712 SH       SOLE                   724712
VALUECLICK INC                 COM              92046N102     3933   236900 SH       SOLE                   236900
VELTI PLC ST HELIER            SHS              G93285107     1391    82250 SH       SOLE                    82250
VONAGE HLDGS CORP              COM              92886T201    19089  4328600 SH       SOLE                  4328600
YOUKU COM INC                  SPONSORED ADR    98742U100     2872    83600 SH       SOLE                    83600